Organization and Principal Activities - Additional Information (Details)							1 Months Ended				12 Months Ended
	Jan. 15, 2020 shares	Jun. 27, 2019 shares	Jan. 25, 2019 shares	Mar. 27, 2018 CNY (¥) shares	Mar. 27, 2018 USD ($) $ / shares shares	Mar. 11, 2018 shares	Dec. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2019	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Nov. 30, 2019	Jun. 03, 2019	Apr. 04, 2019
Organization And Principal Activities [Line Items]
Entity incorporation date											Oct. 18, 2017
Proceeds from issuance of shares | ¥												¥ 837,505,007
Payment for initial public offering costs | ¥												¥ 30,827,578
Business acquisition, equity interest acquired															100.00%
Leased And Operated Hotels
Organization And Principal Activities [Line Items]
Lease description											The Group typically receives rental holidays of three to twenty-four months and pays fixed rent on a monthly or quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term
Frequency of fixed rent payment											monthly or quarterly
Leased And Operated Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term							10 years				10 years
Rental holidays receivable term											3 months
Fixed rent payable term											3 years
Period subject to increase in rent value											3 years
Leased And Operated Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term							20 years				20 years
Rental holidays receivable term											24 months
Fixed rent payable term											5 years
Period subject to increase in rent value											5 years
Franchised And Managed Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term							5 years				5 years
Franchised And Managed Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term							20 years				20 years
Argyle Beijing
Organization And Principal Activities [Line Items]
Business acquisition, equity interest acquired							60.00%				60.00%					60.00%
Shandong Xinghui
Organization And Principal Activities [Line Items]
Business acquisition, equity interest acquired														70.00%
Initial Public Offering
Organization And Principal Activities [Line Items]
Payment for initial public offering costs				¥ 30,827,578	$ 4,483,685
Class B Ordinary Shares to Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Number of shares were redesignated						7,594,048
GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Dividend declared to fund the repurchase of ordinary shares | ¥													¥ 30,382,838
Dividend declared in conjunction to the Reorganization | ¥													¥ 588,350,964
GreenTree Inns Hotel Management Group, Inc. | Dividend Declared
Organization And Principal Activities [Line Items]
Cash dividend							¥ 25,544,739	$ 30,559,675	$ 25,578,618	$ 25,578,618
Common Class A | Argyle Beijing
Organization And Principal Activities [Line Items]
Business acquisition, shares issued		626,746	626,746
Common Class A | Shandong Xinghui | Subsequent Event
Organization And Principal Activities [Line Items]
Business acquisition, shares issued	870,908
Business acquisition, equity interest acquired	70.00%
Common Class A | Initial Public Offering
Organization And Principal Activities [Line Items]
Stock issued during period				10,200,000	10,200,000							10,200,000
Shares issued price per share | $ / shares					$ 14.00
Proceeds from issuance of shares | $					$ 133,518,000
Common Class A | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders													48,635,252
Common Class B | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders													42,716,957
Alex S. Xu (CEO)
Organization And Principal Activities [Line Items]
Percentage of ownership interest hold by founder							74.23%				74.23%